Supplementary Information On Oil And Gas Activities (Unaudited) - Summary of reconciliation of the Company's reserves (Detail) - Proved Reserves [Member]	12 Months Ended
	Dec. 31, 2019 MMBbls Bcf	Dec. 31, 2018 MMBbls Bcf	Dec. 31, 2017 MMBbls Bcf
Crude Oil Condensate And Natural Gas Liquids [Member]
Proved Developed And Undeveloped Oil And Gas Reserve Quantities [Line Items]
Beginning Balance	27.1	12.0	15.0
Revisions of previous estimates	2.4
Extension and discoveries	41.0
Production for the year	(6.8)
Ending Balance	70.8	27.1	12.0
Crude Oil Condensate And Natural Gas Liquids [Member] | Parent Company [Member]
Proved Developed And Undeveloped Oil And Gas Reserve Quantities [Line Items]
Beginning Balance	34.2	14.5	18.4
Revisions of previous estimates		(0.6)	(2.1)
Extension and discoveries	0.2	4.0
Purchases of proved reserves in place		21.1
Production for the year		(4.8)	(1.8)
Ending Balance	0.2	34.2	14.5
Consumption Plus Natural Gas Sales In BCF [Member]
Proved Developed And Undeveloped Oil And Gas Reserve Quantities [Line Items]
Beginning Balance | Bcf	103.4	51.0	53.2
Revisions of previous estimates | Bcf	17.8
Extension and discoveries | Bcf	43.0
Production for the year | Bcf	(20.4)
Ending Balance | Bcf	172.0	103.4	51.0
Consumption Plus Natural Gas Sales In BCF [Member] | Parent Company [Member]
Proved Developed And Undeveloped Oil And Gas Reserve Quantities [Line Items]
Beginning Balance | Bcf	131.6	68.6	64.7
Revisions of previous estimates | Bcf		7.5	14.4
Extension and discoveries | Bcf	0.8	34.2
Purchases of proved reserves in place | Bcf		41.3
Production for the year | Bcf		(20.0)	(10.3)
Ending Balance | Bcf	0.8	131.6	68.6
Consumption Plus Natural Gas Sales In MMBBL [Member]
Proved Developed And Undeveloped Oil And Gas Reserve Quantities [Line Items]
Beginning Balance	18.4	9.1	9.5
Revisions of previous estimates	3.2
Extension and discoveries	7.6
Production for the year	(3.6)
Ending Balance	30.6	18.4	9.1
Consumption Plus Natural Gas Sales In MMBBL [Member] | Parent Company [Member]
Proved Developed And Undeveloped Oil And Gas Reserve Quantities [Line Items]
Beginning Balance	23.4	12.2	11.5
Revisions of previous estimates		1.3	2.6
Extension and discoveries	0.2	6.1
Purchases of proved reserves in place		7.3
Production for the year		(3.6)	(1.8)
Ending Balance	0.2	23.4	12.2